Loans and advances to clients (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Overdue	R$ 8,581	R$ 875
Due:
Within 1 year	1,456,825	2,076,223
In 1 to 5 years	2,294,813	1,451,931
In over 5 years	26,684	21,401
Total	R$ 3,786,903	R$ 3,550,430